Inventories - Additional Information (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Inventories.
Cost of inventories	€ 61,490	€ 72,598
Impairment losses recognized on inventories	€ 3,687	€ 3,269